Financial Instruments - Additional information (Detail) $ / $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / bbl	Dec. 31, 2023 CAD ($) $ / bbl	Dec. 31, 2023 CAD ($) $ / bbl	Dec. 31, 2023 CAD ($) $ / bbl $ / $	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Total Debt	$ 7,108	$ 7,108	$ 7,108	$ 7,108	$ 8,691
Cash collateral for risk management contracts price change	$ 47	$ 47	$ 47	$ 47	211
Discounted credit adjusted risk free rate	5.60%	5.60%	5.60%	5.60%
Sunrise Oil Sands Partnership
Disclosure of detailed information about financial instruments [line items]
Estimated fair value of contingent payment	$ 164	$ 164	$ 164	$ 164	419	$ 0
WCS Forward Prices
Disclosure of detailed information about financial instruments [line items]
Average forward price for Western Canadian Select crude oil for the remaining term (in CAD per barrel) | $ / bbl	71.86	71.86	71.86	71.86
Sensitivity price range | $ / bbl			10.00
Increase	$ (21)				(68)
Decrease	$ 45				157
WTI Option Implied Volatility
Disclosure of detailed information about financial instruments [line items]
Average implied volatility contingent payment percentage	39.40%	39.40%	39.40%	39.40%
Sensitivity range		10.00%
U.S. to Canadian Dollar Foreign Exchange Average Rate Volatility Contingent Payment
Disclosure of detailed information about financial instruments [line items]
Average implied volatility contingent payment percentage	5.80%	5.80%	5.80%	5.80%
Canadian to U.S. Dollar Foreign Exchange Rate Option Implied Volatility
Disclosure of detailed information about financial instruments [line items]
Sensitivity range		5.00%		0.00%
Level 2
Disclosure of detailed information about financial instruments [line items]
Debt, fair value	$ 6,600	$ 6,600	$ 6,600	$ 6,600	$ 7,800